Note 2 - Allowance For Loan Losses: Schedule of Loans and Financing Receivable (Tables)	3 Months Ended
Mar. 31, 2019
Tables/Schedules
Schedule of Loans and Financing Receivable

March 31, 2019	Principal Balance	% Portfolio	3 Months Net Charge Offs	% Net Charge Offs

Consumer Loans	$ 637,352,022	88.1%	$ 9,574,180	95.3%
Real Estate Loans	32,049,450	4.4	(15,086)	(.1)
Sales Finance Contracts	53,834,945	7.5	483,475	4.8
Total	$ 723,236,417	100.0%	$ 10,042,569	100.0%

March 31, 2018	Principal Balance	% Portfolio	3 Months Net Charge Offs (Recoveries)	% Net Charge Offs

Consumer Loans	$ 532,171,218	89.5%	$ 7,910,902	96.5%
Real Estate Loans	27,298,599	4.5	10,399.1
Sales Finance Contracts	35,451,475	6.0	279,307	3.4
Total	$ 594,921,292	100.0%	$ 8,200,608	100.0%